Contract Assets and Liabilities	12 Months Ended
Mar. 31, 2025
Contract Assets and Liabilities [Abstract]
Contract Assets and Liabilities

4. Contract Assets and Liabilities

Contract assets consisted of the following at March 31:

	2025	2024
Retention receivables of construction contracts (note a)	$1,605,163	$1,961,870
Unbilled revenue of construction contracts (note b)	4,157,343	8,384,456
	5,762,506	10,346,326
Less: Allowance for credit losses	(96,758)	(276,518)
Total	$5,665,748	$10,069,808

Less: Portion classified as non-current	(1,029,078)	(1,350,413)
Current portion	$4,636,670	$8,719,395
Notes:
(a)	Retention receivables included in contract assets represent the Company’s right to receive consideration for work performed and not yet billed because the rights are conditional on the satisfaction of the service quality by the customers over a certain period as stipulated in the contracts. Retention receivables, net from joint ventures was approximately US$524,150 and US$494,121 as of March 31, 2025 and 2024, respectively. The Company will be entitled to receive after 12 months, upon satisfaction of the service quality by the customers, retention receivables amounted to US$1,029,078 and US$1,350,413 as of March 31, 2025 and 2024, respectively. These amounts are classified as non-current.

(b)	Unbilled revenue included in contract assets represents the Company’s right to receive consideration for work completed but not yet billed because the rights are conditional upon the satisfaction by the customers on the construction work completed by the Company and the work is pending for the certification by the customers. The contract assets are transferred to the accounts receivable when the rights become unconditional, which is typically at the time the Company obtains the certification of the completed construction work from the customers. Unbilled revenue, net from joint ventures was both US$nil as of March 31, 2025 and 2024, respectively. All unbilled revenue is subsequently certified as of the date of this report.

Activity in the allowance for credit losses consists of the following for the years ended March 31:

	2025	2024
Balance at beginning of the year	$276,518	$139,218
Net provision for allowance for credit losses	60,732	229,672
Recoveries	(241,807)	(92,865)
Exchange difference	1,315	493
Balance at end of the year	$96,758	$276,518

Contract liabilities consisted of the following at March 31:

	2025	2024
Billings in advance of performance obligation under contracts (note a)	$2,322,911	$1,144,047

Note:

(a)	Net contract liabilities from joint ventures were US$359,629 and US$536,341 as of March 31, 2025 and 2024, respectively.

Contract liabilities represent when the Company receives advances from customers before the construction commences, this will give rise to contract liabilities. Advances from customers of construction contracts are normally recognized as revenue according to the schedules of construction contracts.

The movement in contract liabilities for the years ended March 31 is as follows:

	2025	2024
Balance at beginning of the year	$1,144,047	$923,474
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(1,148,848)	(926,447)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	2,319,244	1,143,857
Exchange difference	8,468	3,163
Balance at end of the year	$2,322,911	$1,144,047